SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to suppliers		¥ 479,886	¥ 467,429
Receivables from supply chain service provider		6,042	6,042
Other receivables		14,221	25,781
Allowance for credit losses		(450,847)	(453,717)	¥ (355)	¥ (355)
Prepaid expenses and other current assets, net	$ 6,925	¥ 49,302	¥ 45,535